Property and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment net

Property and equipment, net consisted of the following as of December 31, 2014 and 2013:

	December 31,
	2014	2013
Equipment	$2,606	$1,806
Leasehold improvements	815	398
Furniture and fixtures	295	145
Software	25	25
Construction in progress	262	205

	4,003	2,579
Less: Accumulated depreciation	(2,221)	(1,675)

	$1,782	$904